Goodwill and Other Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Value of Goodwill by Segment [Table Text Block]
Changes in Carrying Value of Goodwill by Segment

(In millions)	Las Vegas	Other U.S.	All Other	CEC Total
Gross Goodwill
Balance as of January 1, 2016	$4,410	$650	$—	$5,060
Balance as of December 31, 2016	4,410	650	—	5,060
Accumulated Impairment
Balance as of January 1, 2016	(3,115)	(337)	—	(3,452)
Balance as of December 31, 2016	(3,115)	(337)	—	(3,452)
Net carrying value, as of December 31, 2016	$1,295	$313	$—	$1,608

Gross Goodwill
Balance as of January 1, 2017	$4,410	$650	$—	$5,060
OpCo acquisition (1)	1,794	352	61	2,207
Balance as of December 31, 2017	6,204	1,002	61	7,267
Accumulated Impairment
Balance as of January 1, 2017 and December 31, 2017	(3,115)	(337)	—	(3,452)
Net carrying value, as of December 31, 2017 (2)	$3,089	$665	$61	$3,815
____________________

(1)	See Note 4 for further details relating to the acquisition of OpCo.

(2)
$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.

Changes in Carrying Value of Goodwill by Segment

xBRL Tagging Purposes Only	Segment
Date	Las Vegas	Other U.S.	All Other	CEC Total
January 1, 2017	(3,115)	(337)	—	(3,452)

Changes in Carrying Value of Finite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Changes in Carrying Value of Intangible Assets Other than Goodwill

	Amortizing		Non-Amortizing		Total
(In millions)	2017	2016	2017	2016	2017	2016
Balance as of January 1	$285	$350	$148	$148	$433	$498
Amortization expense	(67)	(65)	—	—	(67)	(65)
Deconsolidation of Horseshoe Baltimore (1)	—	—	(22)	—	(22)	—
OpCo acquisition (2)	137	—	1,124	—	1,261	—
Other	—	—	4	—	4	—
Balance as of December 31	$355	$285	$1,254	$148	$1,609	$433

____________________

(1)	See Note 2 or further details relating to the deconsolidation of Horseshoe Baltimore.

(2)	See Note 4 for further details relating to the acquisition of OpCo.

Changes in Carrying Value of Indefinite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Changes in Carrying Value of Intangible Assets Other than Goodwill

	Amortizing		Non-Amortizing		Total
(In millions)	2017	2016	2017	2016	2017	2016
Balance as of January 1	$285	$350	$148	$148	$433	$498
Amortization expense	(67)	(65)	—	—	(67)	(65)
Deconsolidation of Horseshoe Baltimore (1)	—	—	(22)	—	(22)	—
OpCo acquisition (2)	137	—	1,124	—	1,261	—
Other	—	—	4	—	4	—
Balance as of December 31	$355	$285	$1,254	$148	$1,609	$433

____________________

(1)	See Note 2 or further details relating to the deconsolidation of Horseshoe Baltimore.

(2)	See Note 4 for further details relating to the acquisition of OpCo.

Gross Carrying Value and Accumulated Amortization of Finite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Gross Carrying Value and Accumulated Amortization of Intangible Assets Other than Goodwill

	December 31, 2017				December 31, 2016
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	5.0	$1,030	$(693)	$337	$893	$(630)	$263
Contract rights	7.0	3	(2)	1	3	(1)	2
Gaming rights and other	6.5	43	(26)	17	43	(23)	20
		$1,076	$(721)	355	$939	$(654)	285
Non-amortizing intangible assets
Trademarks				790			126
Gaming rights				211			22
Total Rewards				253			—
				1,254			148
Total intangible assets other than goodwill				$1,609			$433

Gross Carrying Value and Accumulated Amortization of Indefinite-Lived Intangible Assets Other Than Goodwill [Table Text Block]
Gross Carrying Value and Accumulated Amortization of Intangible Assets Other than Goodwill

	December 31, 2017				December 31, 2016
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	5.0	$1,030	$(693)	$337	$893	$(630)	$263
Contract rights	7.0	3	(2)	1	3	(1)	2
Gaming rights and other	6.5	43	(26)	17	43	(23)	20
		$1,076	$(721)	355	$939	$(654)	285
Non-amortizing intangible assets
Trademarks				790			126
Gaming rights				211			22
Total Rewards				253			—
				1,254			148
Total intangible assets other than goodwill				$1,609			$433

Estimated Five-Year Amortization [Table Text Block]
Estimated Five-Year Amortization

	Years Ended December 31,
(In millions)	2018	2019	2020	2021	2022
Estimated annual amortization expense	$64	$63	$63	$57	$14